UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matikos Capital Management LLC
Address:  1221 Avenue of Americas, 32nd Floor
          New York, New York 10020

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuat Bohart
Title:     Managing Partner
Phone:     917-934-1750
Signature, Place and Date of Signing:

    Stuat Bohart  February  7, 2003

Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[ X]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER:		NAME:
	28-_____		           FRONTPOINT PARTNERS LLC

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934